Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 920	$ 744
Accounts receivable	3,555	3,111
Inventory	1,815	1,548
Prepaids and other	215	195
Investments	491	309
Current portion of other long-term assets	61	35
Current assets	7,057	5,942
Non-current assets
Exploration and evaluation assets	2,226	2,250
Property, plant and equipment	64,859	66,400
Lease assets	1,447	1,508
Other long-term assets	553	565
Assets	76,142	76,665
Current liabilities
Accounts payable	1,341	803
Accrued liabilities	4,209	3,064
Current income taxes payable	1,324	1,607
Current portion of long-term debt	404	1,000
Current portion of other long-term liabilities	1,373	948
Current liabilities	8,651	7,422
Long-term debt	11,041	13,694
Other long-term liabilities	8,161	8,384
Deferred income taxes	10,114	10,220
Liabilities	37,967	39,720
SHAREHOLDERS’ EQUITY
Share capital	10,294	10,168
Retained earnings	27,672	26,778
Accumulated other comprehensive income (loss)	209	(1)
Shareholders' equity	38,175	36,945
Liabilities and shareholders' equity	$ 76,142	$ 76,665